Contingencies, commitments and restrictions on the distribution of profits - Other commitments (Details) € in Millions, R$ in Millions, $ in Millions	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 BRL (R$)
Contingencies, commitments and restrictions on the distribution of profits
Minimum percentage of net income to be allocated to legal reserve	5.00%	5.00%	5.00%
Legal reserve to be created as percentage of share capital	10.00%	10.00%	10.00%
ICASGA
Contingencies, commitments and restrictions on the distribution of profits
Energy supply contract guaranteed by entity			R$ 1.1
ICAB
Contingencies, commitments and restrictions on the distribution of profits
Energy supply contract guaranteed by entity			R$ 0.2
Toscana Aeroporti S.p.A.
Contingencies, commitments and restrictions on the distribution of profits
Other commitments guarantees	€ 0.4	$ 0.5